J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.12

Seller Loan ID	JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
###	304682176	Total Debt to Income Ratio	30.60%	46.91%	Approved DTI 45.04%, variance < 3% is non-material. Source of tape is unknown.
###	304698209	Total Debt to Income Ratio	18.00%	26.74%	Updated AUS DTI 26.18% (#17), variance is non-material. Source of tape is unknown.